Annual Operating Expenses {- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-08 - Fidelity Freedom® 2025 Fund - Fidelity Freedom 2025 Fund - Class K	Jul. 13, 2021
Operating Expenses:
Management fee	0.55%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.55%	[1]

[1]	(a)Adjusted to reflect current fees.